Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Accumulated other comprehensive income (loss)	Equity (Deficit)	Total	Non-Controlling Interest
Balance at Dec. 31, 2016	$ 38,284	$ 124,700	$ 2,021	$ 6,756	$ 682	$ (97,965)	$ 36,194	$ 2,090
Net income for the year ended	43,421					43,421	43,421
Other comprehensive (loss) income for the year ended	(9)				(9)		(9)
Disposition of non-controlling interests	(2,090)							$ (2,090)
Transactions with owners, recorded directly in equity
Stock options exercised (Note 13(c))	520	870		(350)			520
Warrants exercised (Note 13 (d))	92	164	(72)				92
Share-based compensation (Note 13(c))	491			491			491
Total transactions with owners	1,103	1,034	(72)	141			1,103
Balance at Dec. 31, 2017	80,709	125,734	1,949	6,897	673	(54,544)	80,709
Net income for the year ended	3,926					3,926	3,926
Other comprehensive (loss) income for the year ended	595				595		595
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid 13(b)	(3,021)	(3,501)				480	(3,021)
Stock options exercised (Note 13(c))	363	654		(291)			363
Share-based compensation (Note 13(c))	1,022			1,022			1,022
Total transactions with owners	(1,636)	(2,847)		731		480	(1,636)
Balance at Dec. 31, 2018	83,594	122,887	1,949	7,628	1,268	(50,138)	83,594
Net income for the year ended	(19,786)					(19,786)	(19,786)
Other comprehensive (loss) income for the year ended	(7,019)				(7,019)		(7,019)
Transactions with owners, recorded directly in equity
Buy-back of common shares under normal course issuer bid (Note 13(b))	(4,145)	(5,955)				1,810	(4,145)
Buy-back of common shares under substantial issuer bid (Note 13(b))	(26,139)	(31,605)				5,466	(26,139)
Stock options exercised (Note 13(c))	20	37		(17)			20
Share-based compensation (Note 13(c))	417			417			417
Total transactions with owners	(29,847)	(37,523)		400		7,276	(29,847)
Balance at Dec. 31, 2019	$ 26,942	$ 85,364	$ 1,949	$ 8,028	$ (5,751)	$ (62,648)	$ 26,942